Mineral Properties and Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Schedule Related to Property, Plant and Equipment

	Machinery and equipment	Land, buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance, January 1, 2017	$57,685	$132,067	$15,848	$1,095	$7,810	$941	$215,446
Additions	3,290	276	726	108	-	10,812	15,212
Disposals	(3,461)	(1,184)	(3,006)	(110)	(515)	(730)	(9,006)
Reclassifications	4,703	579	(7,253)	70	-	1,898	(3)
Balance, December 31, 2017	$62,217	$131,738	$6,315	$1,163	$7,295	$12,921	$221,649

ACCUMULATED IMPAIRMENT
Balance, January 1, 2017	$3,776	$16,154	$2,365	$-	$475	$-	$22,770
Disposals	(1)	-	-	-	(75)	-	(76)
Impairment reversal (note 14)	(3,775)	(16,154)	(2,365)	-	(400)	-	(22,694)
Balance, December 31, 2017	$-	$-	$-	$-	$-	$-	$-

ACCUMULATED DEPRECIATION
Balance, January 1, 2017	$17,864	$33,479	$6,748	$576	$3,146	$-	$61,813
Disposals	(2,549)	(448)	(1,507)	(101)	(440)	-	(5,045)
Reclassifications	3,907	-	(3,920)	13	-	-	-
Impairment reversal (note 14)	2,449	6,484	1,253	-	251	-	10,437
Depreciation	5,899	12,838	1,316	174	553	-	20,780
Balance, December 31, 2017	$27,570	$52,353	$3,890	$662	$3,510	$-	$87,985

NET BOOK VALUE, December 31, 2017	$34,647	$79,385	$2,425	$501	$3,785	$12,921	$133,664

	Machinery and equipment	Buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance, January 1, 2016	$28,462	$94,872	$15,476	$711	$5,215	$38,792	$183,528
Acquisition of subsidiary	6,954	-	-	-	-	-	6,954
Additions	1,627	258	368	181	2,013	21,849	26,296
Disposals	(211)	-	(106)	(64)	(75)	-	(456)
Reclassifications	20,853	36,937	110	267	657	(59,700)	(876)
Balance, December 31, 2016	$57,685	$132,067	$15,848	$1,095	$7,810	$941	$215,446

ACCUMULATED IMPAIRMENT
Balance, January 1, 2016	$3,784	$16,154	$2,405	$-	$483	$-	$22,826
Disposals	(8)	-	(40)	-	(8)	-	(56)
Balance, December 31, 2016	$3,776	$16,154	$2,365	$-	$475	$-	$22,770

ACCUMULATED DEPRECIATION
Balance, January 1, 2016	$14,816	$24,466	$4,387	$505	$2,845	$-	$47,019
Disposals	(199)	-	(64)	(60)	(67)	-	(390)
Reclassifications	12	2	(14)	-	-	-	-
Depreciation	3,235	9,011	2,439	131	368	-	15,184
Balance, December 31, 2016	$17,864	$33,479	$6,748	$576	$3,146	$-	$61,813

NET BOOK VALUE, December 31, 2016	$36,045	$82,434	$6,735	$519	$4,189	$941	$130,863

Mineral Properties and Exploration and Evaluation Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule Related to Property, Plant and Equipment

	Depletable		Not depleted
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance, January 1, 2017	$100,630	$151,259	$130,590	$1,844	$384,323
Additions	10,599	13,888	9,234	2,508	36,229
Change in rehabilitation provision	1,448	(931)	301	-	818
Disposals	-	-	-	(202)	(202)
Reclassifications	(8)	(18)	29	-	3
Balance, December 31, 2017	$112,669	$164,198	$140,154	$4,150	$421,171

ACCUMULATED IMPAIRMENT
Balance, January 1, 2017	$31,900	$-	$-	$-	$31,900
Impairment reversal (note 14)	(31,900)	-	-	-	(31,900)
Balance, December 31, 2017	$-	$-	$-	$-	$-

ACCUMULATED DEPLETION
Balance, January 1, 2017	$42,059	$46,829	$-	$-	$88,888
Impairment reversal (note 14)	13,038	-	-	-	13,038
Depletion	5,956	16,677	-	-	22,633
Balance, December 31, 2017	$61,053	$63,506	$-	$-	$124,559

NET BOOK VALUE, December 31, 2017	$51,616	$100,692	$140,154	$4,150	$296,612

	Depletable		Not depleted
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance, January 1, 2016	$92,973	$136,666	$-	$1,533	$231,172
Acquisition of subsidiary	-	-	128,687	-	128,687
Additions	7,060	14,643	1,795	942	24,440
Change in rehabilitation provision	597	(414)	108	-	291
Disposals	-	(512)	-	(631)	(1,143)
Reclassifications	-	876	-	-	876
Balance, December 31, 2016	$100,630	$151,259	$130,590	$1,844	$384,323

ACCUMULATED IMPAIRMENT
Balance, January 1, 2016	$31,900	$-	$-	$-	$31,900
Balance, December 31, 2016	$31,900	$-	$-	$-	$31,900

ACCUMULATED DEPLETION
Balance, January 1, 2016	$37,552	$33,000	$-	$-	$70,552
Depletion	4,507	13,829	-	-	18,336
Balance, December 31, 2016	$42,059	$46,829	$-	$-	$88,888

NET BOOK VALUE, December 31, 2016	$26,671	$104,430	$130,590	$1,844	$263,535

Northwest Nevada Initiative [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule Related to Property, Plant and Equipment

Balance, December 31, 2016	$200
Exploration expenditures during the year	1,410
1,610
Less: charged to exploration expenses	(1,301)
Less: transferred to accounts receivable	(109)
200
Less: write-off	(200)
Balance December 31, 2017	$-

Lindero Project [member] | Mineral Properties and Exploration and Evaluation Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Considerations Paid and Estimates of Fair Value of Assets and Liabilties Nonbusiness Combination

The following summarizes the consideration paid and estimates of fair value of assets acquired and liabilities assumed:

Consideration:
14,569,045 common shares of the Company		$122,813
1,514,677 warrants		7,401
Costs of the transaction	8,226
Cash of Goldrock received	(528)
Costs of the transaction paid by Goldrock prior to closing	(2,822)	4,876
		$135,090

Assets acquired and liabilities assumed:
Accounts receivable		$249
Machinery and Equipment		6,954
Accounts payable		(700)
Closure and rehabilitation provisions		(100)
Lindero Gold Project		128,687
		$135,090

The cash used for the purchase of the Lindero Gold Project was as follows:

Total consideration	$135,090
less: Non-cash issuance of common shares	(122,813)
less: Non-cash issuance of warrants	(7,401)
$4,876
Comprising:
Cash transaction costs	$5,404
less: Cash of Goldrock received	(528)
$4,876